Leases-Group as Lessor - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about leases for lessor [abstract]
Sublease income recognized		¥ 67
Lease income	¥ 185